Share-based Compensation - Narrative (Details)	1 Months Ended				3 Months Ended	12 Months Ended
	Sep. 30, 2024 USD ($)	Aug. 31, 2024	Oct. 31, 2023	Aug. 31, 2023 shares	Jun. 30, 2025 USD ($) shares	Mar. 31, 2025 $ / shares shares	Dec. 31, 2024
Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized share-based compensation					$ 2,065,700,000
Unrecognized share-based compensation, recognition period					1 year 7 months 6 days
Shares authorized (in shares) | shares				20,500,000
Annual increase in shares authorized				2.00%
Common stock, capital shares reserved for future issuance, increase (in shares) | shares						8,452,110
Percentage of ordinary shares available for issuance under the plan						0.008
Executive Awards | 2022 RSU Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized share-based compensation					$ 224,700,000
Restricted Stock Units (RSUs) | 2022 RSU Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized share-based compensation, recognition period					6 months
Restricted Stock Units, Continuous Service | Omnibus Incentive Plan | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period			3 years
Restricted Stock Units, Continuous Service | Omnibus Incentive Plan | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period			4 years
Performance Shares | Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period			3 years
Performance Shares, Time Based | Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period			3 years
Performance Shares, Continuous Service And Performance Conditions | Omnibus Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Service period			1 year
Performance Shares, Continuous Service And Performance Conditions | Omnibus Incentive Plan | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting			0.00%
Performance Shares, Continuous Service And Performance Conditions | Omnibus Incentive Plan | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting			200.00%
Performance Shares, Continuous Service And Relative TSR
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period					3 years
Performance Shares, Continuous Service And Relative TSR | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting					0.00%
Performance Shares, Continuous Service And Relative TSR | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting					200.00%
Employee Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized share-based compensation					$ 4,500,000
Duration of each purchase period under the ESPP						6 months
Share based compensation arrangement maximum employee subscription rate							10.00%
Maximum employee subscription amount	$ 25,000
Discount percent	15.00%
Granted (in dollars per share) | $ / shares						$ 42.64
Shares issued in period (in shares) | shares					0
Employee Stock | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Duration of each purchase period under the ESPP		6 months
Employee Stock | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Duration of each purchase period under the ESPP		24 months